Income tax (Schedule of Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-tax Income) (Details) - ¥ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRC Statutory income tax rate (as a percent)		(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax rate benefit (as a percent)		16.50%	13.20%	11.60%
Effect of different tax rates available to different jurisdictions (as a percent)		(10.10%)	(0.30%)	(1.70%)
Permanent differences (as a percent)	[1]	(3.50%)	(1.80%)	(1.10%)
Change in valuation allowance (as a percent)		(1.60%)	(2.30%)	(1.50%)
Effect of Super Deduction available to the Group (as a percent)		4.90%	1.80%	2.00%
Effective income tax rate (as a percent)		(18.80%)	(14.40%)	(15.70%)
Per share effect of tax holiday (RMB)		¥ 0.27	¥ 0.24	¥ 0.18
ADS [Member]
Per share effect of tax holiday (RMB)		¥ 5.35	¥ 4.71	¥ 3.52

[1]	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.